Offerings - Offering: 1	Aug. 14, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock underlying the Common Stock Purchase Warrants, $0.10 par value per share
Maximum Aggregate Offering Price	$ 2,400,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 367.44
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Class A common stock, par value $0.10 per share (“Class A Common Stock”), of Presidio Property Trust, Inc that may be issued in connection with a stock dividend, stock split, recapitalization or similar transactions.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457 under the Securities Act, based on the exercise price of the amended warrants pursuant to which the Class A Common Stock may be issued.Consists of 200,000 shares of Class A Common Stock issuable upon the exercise of amended warrants issued to a certain holder in connection with a private placement.